SUPPLEMENT DATED JUNE 30, 2017 TO
                           THE FOLLOWING PROSPECTUSES

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1464
                             DATED FEBRUARY 9, 2017
         Guggenheim Investment Grade Corporate Trust 3-7 Year, Series 8
                              File No. 333-210828

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1511
                            DATED FEBRUARY 24, 2017
             Guggenheim Short Duration High Yield Trust, Series 47
                              File No. 333-213286

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1554
                             DATED JANUARY 13, 2017
                          Energy Portfolio, Series 22
                              File No. 333-215016

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1557
                             DATED JANUARY 25, 2017
               Global Balanced Income Builder Portfolio, Series 9
                              File No. 333-215019

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1558
                             DATED JANUARY 25, 2017
                        Health Care Portfolio, Series 22
                         Utilities Portfolio, Series 25
                              File No. 333-215021

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1560
                             DATED JANUARY 4, 2017
               New Jersey Municipal Portfolio of CEFs, Series 19
                              File No. 333-215023

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1566
                             DATED FEBRUARY 8, 2017
           Corporate High Yield & Income Portfolio of CEFs, Series 31
                              File No. 333-215471

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1568
                            DATED FEBRUARY 15, 2017
       Guggenheim US High Dividend Strategy Portfolio (2-year), Series 11
                              File No. 333-215473

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1569
                            DATED FEBRUARY 15, 2017
                Diversified Credit Portfolio of ETFs, Series 10
                              File No. 333-215483

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1573
                            DATED FEBRUARY 22, 2017
                        Total Income Portfolio, Series 9
                              File No. 333-215485

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1581
                              DATED MARCH 22, 2017
               Diversified Dividend & Income Portfolio, Series 25
                              File No. 333-215738

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1585
                              DATED APRIL 6, 2017
                Enhanced Quality 16 Strategy Portfolio, Series 7
                              File No. 333-216554

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1586
                              DATED APRIL 7, 2017
               Senior Loan & Income Portfolio of CEFs, Series 31
                     Strategic Income Portfolio, Series 97
                              File No. 333-216555

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1587
                              DATED APRIL 12, 2017
               Convertible & Income Portfolio of Funds, Series 25
                              File No. 333-216603

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1588
                              DATED APRIL 13, 2017
                     Alternative Income Portfolio, Series 8
                              File No. 333-216556

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1590
                              DATED MARCH 14, 2017
                Rising Rate Defensive Equity Portfolio, Series 7
                              File No. 333-216478

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1591
                              DATED APRIL 18, 2017
           Guggenheim US High Dividend Strategy Portfolio, Series 24
             Guggenheim US SMID High Dividend Portfolio, Series 24
                              File No. 333-216558

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1592
                              DATED APRIL 19, 2017
            Guggenheim Balanced Income Builder Portfolio, Series 19
                              File No. 333-216605

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1593
                              DATED APRIL 19, 2017
                      Guggenheim REIT Portfolio, Series 16
                   Multinational Titans Portfolio, Series 12
                 Precious Metals & Miners Portfolio, Series 12
                              File No. 333-216559

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1594
                              DATED APRIL 20, 2017
                        Technology Portfolio, Series 20
                              File No. 333-216560

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1596
                              DATED APRIL 28, 2017
              Floating Rate & Dividend Growth Portfolio, Series 14
                              File No. 333-216604

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1597
                              DATED APRIL 6, 2017
     S&P Global Dividend Aristocrats Select 25 Strategy Portfolio, Series 3
                              File No. 333-216881

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1598
                               DATED MAY 1, 2017
                US Low Volatility Strategy Portfolio, Series 19
                              File No. 333-217132

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1599
                               DATED MAY 2, 2017
                New York Municipal Portfolio of CEFs, Series 27
                              File No. 333-217133

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1600
                               DATED MAY 10, 2017
               Infrastructure & MLP Portfolio of CEFs, Series 30
                              File No. 333-217134

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1602
                               DATED MAY 15, 2017
                     Blue Chip Growth Portfolio, Series 14
                              File No. 333-217135

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1603
                               DATED MAY 15, 2017
              Zacks Income Advantage Strategy Portfolio, Series 38
         Zacks Income Advantage Strategy Portfolio (2-year), Series 20
                              File No. 333-217136

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1604
                               DATED MAY 16, 2017
                   Global Water Equities Portfolio, Series 32
                              File No. 333-217137

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1605
                               DATED MAY 23, 2017
                      Dividend Growth Portfolio, Series 11
        Guggenheim Emerging Markets Dividend Strategy Portfolio, Series
                 22 Undervalued Top Picks Portfolio, Series 13
                              File No. 333-217138

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1607
                              DATED APRIL 28, 2017
         Guggenheim Investment Grade Corporate Trust 5-8 Year, Series 2
                              File No. 333-217376

     Notwithstanding anything to the contrary in the Prospectuses, effective July 1, 2017, for the unit investment trusts other than Guggenheim Investment Grade Corporate Trust 3-7 Year, Series 8, Guggenheim Short Duration High Yield Trust, Series 47, Health Care Portfolio, Series 22, Utilities Portfolio, Series 25, Senior Loan & Income Portfolio of CEFs, Series 31, Strategic Income Portfolio, Series 97, Zacks Income Advantage Strategy Portfolio, Series 38, Zacks Income Advantage Strategy Portfolio (2-year), Series 20 and Guggenheim Investment Grade Corporate Trust 5-8 Year, Series 2, the third paragraph under "Understanding Your Investment(s)-How to Buy Units-How We Distribute Units" is hereby replaced with the following:

          Eligible dealer firms and other selling agents that sell units of Guggenheim Funds unit trusts in the primary market are eligible to receive additional compensation for volume sales. Such payments will be in addition to the regular concessions paid to dealer firms as set forth in the applicable trust's prospectus. Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of Guggenheim Funds unit investment trusts in the dollar amounts shown below will be entitled to up to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

          Total Sales (in millions)              Additional Concession
          -------------------------              ---------------------
          $25 but less than $100                         0.035%
          $100 but less than $150                        0.050%
          $150 but less than $250                        0.075%
          $250 but less than $1,000                      0.100%
          $1,000 but less than $5,000                    0.125%
          $5,000 but less than $7,500                    0.150%
          $7,500 or more                                 0.175%

          The additional sales concessions accrued by such eligible dealer firms and other selling agents will be paid out on a quarterly basis.

     Notwithstanding anything to the contrary in the Prospectuses, effective July 1, 2017, for Health Care Portfolio, Series 22, Utilities Portfolio, Series 25, Senior Loan & Income Portfolio of CEFs, Series 31, Strategic Income Portfolio, Series 97, Zacks Income Advantage Strategy Portfolio, Series 38 and Zacks Income Advantage Strategy Portfolio (2-year), Series 20, the fourth paragraph under "Understanding Your Investment(s)-How to Buy Units-How We Distribute Units" is hereby replaced with the following:

          Eligible dealer firms and other selling agents that sell units of Guggenheim Funds unit trusts in the primary market are eligible to receive additional compensation for volume sales. Such payments will be in addition to the regular concessions paid to dealer firms as set forth in the applicable trust's prospectus. Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of Guggenheim Funds unit investment trusts in the dollar amounts shown below will be entitled to up to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

           Total Sales (in millions)             Additional Concession
           -------------------------             ---------------------
           $25 but less than $100                        0.035%
           $100 but less than $150                       0.050%
           $150 but less than $250                       0.075%
           $250 but less than $1,000                     0.100%
           $1,000 but less than $5,000                   0.125%
           $5,000 but less than $7,500                   0.150%
           $7,500 or more                                0.175%

          The additional sales concessions accrued by such eligible dealer firms and other selling agents will be paid out on a quarterly basis.

     Notwithstanding anything to the contrary in the Prospectuses, effective July 1, 2017, for Guggenheim Investment Grade Corporate Trust 3-7 Year, Series 8, Guggenheim Short Duration High Yield Trust, Series 47 and Guggenheim Investment Grade Corporate Trust 5-8 Year, Series 2, the fourth paragraph under "Understanding Your Investment-Public Offering-Distribution of Units" is hereby replaced with the following:

          Eligible dealer firms and other selling agents that sell units of Guggenheim Funds unit trusts in the primary market are eligible to receive additional compensation for volume sales. Such payments will be in addition to the regular concessions paid to dealer firms as set forth in the applicable trust's prospectus. Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of Guggenheim Funds unit investment trusts in the dollar amounts shown below will be entitled to up to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

          Total Sales (in millions)               Additional Concession
          -------------------------               ---------------------
          $25 but less than $100                          0.035%
          $100 but less than $150                         0.050%
          $150 but less than $250                         0.075%
          $250 but less than $1,000                       0.100%
          $1,000 but less than $5,000                     0.125%
          $5,000 but less than $7,500                     0.150%
          $7,500 or more                                  0.175%

          The additional sales concessions accrued by such eligible dealer firms and other selling agents will be paid out on a quarterly basis.

                       Please keep for future reference.